UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006


Check here if amended [ ];	Amended Number:
This Amendment (check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Artemis Investment Management LLC
Aaddress:	437 Madison Avenue
		28th Floor
		New York, NY 10022


13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:	Assistant Treasurer
Phone:	(212) 207-2703

Signature			Place			Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  2/9/06

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:

Form 13F information table entry total:		61


Form 13F information table value total (x$1000): $337,148


List of other included managers:  zero

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                                                         Artemis Investment Management
                                                                    FORM 13F
                                                                December 31, 2006


Name of  	Title of               Value    Shares/   Sh/  Put/  Invstmt    Other
Issuer            Class     Cusip     (x$1000)   Pm Amt   Pm   Call  Dscretn    Mgrs      Sole    Shared   None
--------------  ----------  -------   --------- -------   ---  ----  --------   ----      ----    ------   ----

Aftermarket Tech   COM    008318107   5,885   276,561.00  SH         Sole             276,561.00
Arch Coal Inc.     COM    039380100      60     2,000.00  SH         Sole               2,000.00
Assured Guaranty   COM    G0585R106   9,021   339,120.00  SH         Sole             339,120.00
BP PLC ADR         COM    055622104      81     1,200.00  SH         Sole               1,200.00
Bebe Stores        COM    075571109      61     3,100.00  SH         Sole               3,100.00
Berry Petroleum    COM    085789105   6,525   210,402.00  SH         Sole             210,402.00
CRA International  COM    12618T105  11,373   217,050.00  SH         Sole             217,050.00
Cogent             COM    19239Y108   7,252   658,700.00  SH         Sole             658,700.00
Compucredit        COM    20478N100      60     1,500.00  SH         Sole               1,500.00
Conexant Systems   COM    207142100   4,575 2,242,800.00  SH         Sole           2,242,800.00
DTS                COM    23335C101   7,933   327,941.00  SH         Sole             327,941.00
Darwin Prof
Underwriters       COM    237502109      57     2,448.00  SH         Sole               2,448.00
Davita             COM    23918K108      80     1,400.00  SH         Sole               1,400.00
Digitas            COM    25388K104   8,753   652,697.00  SH         Sole             652,697.00
Dycom Industries   COM    267475101  10,481   496,240.00  SH         Sole             496,240.00
EGL Inc            COM    268484102   5,548   186,300.00  SH         Sole             186,300.00
Gardner Denver     COM    365558105   5,333   142,935.00  SH         Sole             142,935.00
General Cable      COM    369300108   3,650    83,511.00  SH         Sole              83,511.00
Global Payments    COM    37940X102      56     1,200.00  SH         Sole               1,200.00
Guitar Center      COM    402040109   6,655   146,400.00  SH         Sole             146,400.00
Hanover Compressor COM    410768105   6,812   360,634.00  SH         Sole             360,634.00
Heidrick &
Struggles Intl.    COM    422819102   8,494   200,526.00  SH         Sole             200,526.00
IPC  Hldgs         COM    G4933P101      47     1,500.00  SH         Sole               1,500.00
ITC Holdings       COM    465685105  11,260   282,217.00  SH         Sole             282,217.00
Icon PLC ADR       COM    45103T107   6,854   181,800.00  SH         Sole             181,800.00
Iconix Brand Group COM    451055107   4,268   220,100.00  SH         Sole             220,100.00
Infinity Property
& Casualty         COM    45665Q103      48     1,000.00  SH         Sole               1,000.00
InfraSource Ser.   COM    45684P102  10,568   485,444.00  SH         Sole             485,444.00
Interline Brands   COM    458743101   8,341   371,200.00  SH         Sole             371,200.00
Investment Tech.   COM    46145F105   8,784   204,856.00  SH         Sole             204,856.00
JB Hunt Transport  COM    445658107      39     1,900.00  SH         Sole               1,900.00
Jarden Corp.       COM    471109108   8,022   230,596.00  SH         Sole             230,596.00
Legg Mason         COM    524901105      19       200.00  SH         Sole                 200.00
Lithia Motors      COM    536797103   9,485   329,800.00  SH         Sole             329,800.00
LivePerson         COM    538146101   1,671   319,571.00  SH         Sole             319,571.00
MSC Ind.'l Direct  COM    553530106      70     1,800.00  SH         Sole               1,800.00
Medifast           COM    58470H101   6,162   490,200.00  SH         Sole             490,200.00
Mettler Toledo
International      COM    592688105   8,596   109,011.00  SH         Sole             109,011.00
Montpelier Re Hlds COM    G62185106      43     2,300.00  SH         Sole               2,300.00
NASDAQ Stock Mkt   COM    631103108      52     1,700.00  SH         Sole               1,700.00
NCI Building Sys.  COM    628852105   5,609   108,391.00  SH         Sole             108,391.00
Nice Systems ADR   COM    653656108   7,022   228,120.00  SH         Sole             228,120.00
Nuance
Communications     COM    67020Y100   6,879   600,300.00  SH         Sole             600,300.00
Oil States Int'l   COM    678026105   5,038   156,300.00  SH         Sole             156,300.00
On Assignment      COM    682159108   8,317   707,800.00  SH         Sole             707,800.00
P.F. Chang's
China Bistro       COM    69333Y108   8,762   228,291.00  SH         Sole             228,291.00
Pacer Int'l        COM    69373H106   8,260   277,472.00  SH         Sole             277,472.00
Polymedica Corp.   COM    731738100  12,529   310,055.00  SH         Sole             310,055.00
Privatebancorp     COM    742962103  12,005   288,366.00  SH         Sole             288,366.00
ProAssurance       COM    74267C106   7,045   141,132.00  SH         Sole             141,132.00
Progressive
Corp. Ohio         COM    743315103      63     2,600.00  SH         Sole               2,600.00
Quiksilver         COM    74838C106   8,650   549,201.00  SH         Sole             549,201.00
Rackable Systems   COM    750077109   8,442   272,600.00  SH         Sole             272,600.00
Santarus           COM    802817304   5,209   665,223.00  SH         Sole             665,223.00
Signature Bank NY  COM    82669G104  12,251   395,456.00  SH         Sole             395,456.00
Skyworks Solutions COM    83088M102   8,172 1,154,200.00  SH         Sole           1,154,200.00
Smithfield Foods   COM    832248108      56     2,200.00  SH         Sole               2,200.00
Sun Healthcare Grp COM    866933401  11,047   874,700.00  SH         Sole             874,700.00
United Natural
Foods              COM    911163103   8,610   239,691.00  SH         Sole             239,691.00
Washington Post    COM    939640108      47        63.00  SH         Sole                  63.00
Weatherford Int'l  COM    G95089101      59     1,400.00  SH         Sole               1,400.00
TOTAL PORTFOLIO
REPORT SUMMARY      61              337,148





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